Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Debt	The Company’s long-term debt consists of the bank loans summarized as follows (in thousands):

	June 30, 2022	December 31, 2021

Credit Facilities:
$175.0 Million Credit Facility	$71,875	$—
$60.0 Million ING Revolving Credit Facility	—	—
$87.7 Million Subordinated Debt	—	87,650
$70.7 Million Redeemable Note	—	53,015
Total bank loans outstanding	71,875	140,665
Less: Current portion	(12,500)	(87,650)
	$59,375	$53,015

(amounts in thousands)	June 30, 2022			December 31, 2021
	Current	Non-current	Total	Current	Non-current	Total
Total debt, gross	$12,500	$59,375	$71,875	$87,650	$53,015	$140,665
Unamortized deferred financing costs	(525)	(1,100)	(1,625)	—	—	—
Total debt, net	$11,975	$58,275	$70,250	$87,650	$53,015	$140,665

Interest And Finance Costs	For the six months ended June 30, 2022 and 2021, Financial expense, net consists of:

	Six Months Ended June 30,
(amounts in thousands)	2022	2021
Interest expense	$2,363	$5,518
Interest expense - related party	1,555	—
Amortization of deferred financing costs	132	652
Write-off of deferred financing costs	—	7,028
Capitalized interest	(2,216)	—
Other	118	152
Financial expense, net	$1,952	$13,350